Convertible Promissory Note Payable - Additional Information (Detail) ¥ in Thousands	Oct. 08, 2015 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2015 CNY (¥)	Oct. 31, 2015 $ / shares	Oct. 01, 2015
Convertible Promissory Note Payable [Line Items]
Notes issued | ¥		¥ 10,669,498	¥ 10,117,188
Loan interest rate		125.00%
Par value per share | $ / shares	$ 0.00001
Maturity Date	Oct. 08, 2023
Sale of Stock Price Per Share | $ / shares	$ 14.8869
Percentage of Conversion of Debt to Equity	100.00%
Ping an group [Member]
Convertible Promissory Note Payable [Line Items]
Notes issued | ¥				¥ 1,953,800
Loans received | ¥				¥ 937,800
Loan interest rate						0.7375%
Conversion Of Debt To Equity conversion price | $ / shares					$ 14.8869